Leases - Disclosure of lease liabilities (Details) - GBP (£) £ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Reconciliation Of Lease Liabilities [Roll Forward]
Lease liabilities, beginning balance	£ 496	£ 495
Interest expense	21	18
New leases	9	18
Disposals	(1)	(4)
Cash payment	(265)	(89)
Exchange and other movements	20	58
Lease liabilities, ending balance	£ 280	£ 496